Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Social security contributions on vested share options	109	104
Provision for deferred cash consideration	1,525	1,654

At December 31	1,6 3 4	1,758

Current	41 8	309
Non-current	1,2 16	1,449

Summary of Social Security Contributions on Share Options

	Social security contributions on vested share options	Deferred cash consideration
	£’000s	£’000s
At January 1, 2019	842	2,131
Arising during the year	—	—
Released	(738)	—
Increase in provision due to the unwinding of the time value of money	—	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (Note 12)	—	(698)

At December 31, 2019	104	1,654

Arising during the year	5	—
Increase in provision due to the unwinding of the time value of money	—	157
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (revision to intangible asset, see Note 12)	—	(286)

At December 31, 2020	109	1,525

Current	—	309

Non-current	109	1,216